COMMITMENTS AND CONTINGENCIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Lease expense	$ 4,166,690	$ 4,935,635	$ 5,048,984
Future minimum lease payments
2014	1,674,826
2015	1,336,125
2016	699,333
Total	$ 3,710,284